ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of estimated useful lives

The group´s remaining items of property, plant and equipment (including any significant identifiable component) are depreciated by the straight-line method based on estimated useful lives, as detailed below:

Buildings:	50 years
Vehicles:	5 years
Furniture, fittings and communication equipment:	5 - 20 years
Computer equipment and software:	3 years
Tools:	10 years
Gas Plant and Pipeline:	20 years